LEASES	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
LEASES	LEASES
The Company as a lessor
The Company generates rental income from acting as a lessor of operating properties through lease arrangements with tenants. Refer to Note 2 for further information.
The Company as a lessee
Investment Property Right-of-Use (“ROU”) Asset and Lease Liability – In December 2022, the Company, through Parque Logístico Callao (“Parque Logístico Callao”), a partnership entity controlled by the Company, entered into a land lease agreement with Lima Airport Partners S.R.L. (“LAP”). Under this agreement, Parque Logístico Callao is committed to leasing a plot of land for a period of 30 years, with the intention of developing warehouses on the leased land (“Land Lease”). This land has been subdivided to five parcels for the construction of five distinct buildings.
In connection with this commitment, LAP granted the Company the right to use a land parcel in December 2022, where the Company constructed a warehouse that became Stabilized in February 2025, along with the common areas. On October 31, 2024, LAP granted the Company the right to use the remaining four of the five land parcels to begin preparatory activities for the construction of warehouses. Additionally, on July 1, 2025, LAP and the Company agreed to reduce the lease payment for three land parcels. As a result of the lease modification, the Company recognized a decrease in lease liability of $1,023,899 on the modification date.
Since the ROU asset is held by Parque Logístico Callao to construct and develop for future use as investment property and lease out the constructed assets under one or more operating leases, the ROU asset meets the definition of an investment property under IAS 40 - Investment property (“IAS 40”) and therefore, it was recognized as part of investment properties.
Under IAS 40, the Company applies the fair value model to the investment property ROU assets, which need to be remeasured at fair value at each period end. As a result, there is no depreciation expense associated with the Land Lease. Refer to Note 13 for the fair value of investment properties held as ROU assets.
The associated land lease liability was recorded at the present value of the remaining lease payment using a weighted average discount rate of 8.7%. The Company recorded interest expense on lease liabilities of $323,973, $257,144 and $237,916 for the years ended December 31, 2025, 2024 and 2023, respectively, as part of the Investment property operating expense in the consolidated statement of profit or loss and other comprehensive income (loss). Additionally, the Company capitalized interest expense on lease liability of $790,117, $137,138, and $0 for the years ended December 31, 2025, 2024 and 2023, respectively, as part of the investment property in the consolidated statement of financial position. The Company had short-term and long-term lease liability, respectively, in relation to the land leases of $82,041 and $13,150,572 as of December 31, 2025, and $383,995 and $12,925,194 as of December 31, 2024. Short-term land lease liability and long-term land lease liability are included in lease liability – current portion, and lease liability, respectively. The Company had cash outflows of $166,766, $73,860, and $0 for the land leases for the years ended December 31, 2025, 2024 and 2023, respectively. Additionally, as a result of lease modifications, the Company had non-cash reduction to land lease ROU assets amounting to $1,023,899 in the year ended December 31, 2025 and non-cash additions to land lease ROU assets amounting to $10,014,861 and $2,507,992, in the years ended December 31, 2024 and 2023, respectively.
Offices ROU Asset and Lease Liability - The Company leases its office spaces from third parties. The remaining weighted average lease term was 0.9 and 1.7 years as of December 31, 2025 and 2024, respectively.
The Company does not include renewal options in the lease term for calculating the lease liability unless the Company is reasonably certain that will exercise the option, or the lessor has the sole ability to exercise the option.
As of December 31, 2025, and 2024, the Company carried short-term office lease liability amounting to $49,600 and $74,086, respectively, and long-term lease liability amounting to $3,274 and $46,822, respectively. Short-term office lease liability and long-term office lease liability are included in lease liability – current portion, and lease liability, respectively.
The weighted average discount rate was 7.1%, as of December 31, 2025, 2024 and 2023. The Company recorded interest expense on lease liabilities of $6,491, $10,839 and $11,667 for the years ended December 31, 2025, 2024 and 2023, respectively.
The Company had total cash outflows for leases of $96,868, $71,652 and $50,112 for the years ended December 31, 2025, 2024 and 2023, respectively. The Company also had non-cash additions to right of use assets amounting to $0, $0 and $115,100 in the years ended December 31, 2025, 2024 and 2023, respectively.
The Company did not have short-term lease expenses or leases of low value assets during the years ended December 31, 2025, 2024 and 2023.
Office ROU assets are amortized using the straight-line method over the term of the operating lease. Original lease terms and remaining lease terms of the corporate offices operating leases were as follows:

Office Location	Original Lease Term	Remaining Term as of December 31, 2025
	(in years)	(in years)
Costa Rica	2.9	0.2
Colombia	4.8	1.1
Weighted average	4.0	0.9
As of December 31, 2025 and 2024, the Company’s office right-of-use assets, included in other non-current assets, were as follows:

Total

Gross assets:
Balance as of January 1, 2024	$263,613
Additions	—
Retirements	—
Foreign currency translation effect	(19,775)
Balance as of January 1, 2025	$243,838
Additions	—
Retirements	—
Foreign currency translation effect	22,343
Balance as of December 31, 2025	$266,181
Accumulated depreciation:
Balance as of January 1, 2024	$84,153
Additions to accumulated depreciation	66,892
Retirements	—
Foreign currency translation effect	(9,716)
Balance as of January 1, 2025	$141,329
Additions to accumulated depreciation	66,901
Retirements	—
Foreign currency translation effect	15,071
Balance as of December 31, 2025	$223,301
Net book value as of December 31, 2024	$102,509
Net book value as of December 31, 2025	$42,880
During the years ended December 31, 2025, 2024, and 2023, the Company recorded ROU depreciation expense related to office space of $66,901, $66,893 and $60,666, respectively, in the consolidated statements of profit or loss and other comprehensive income (loss) under general and administrative expenses.
Lease commitment for land and office leases - The following table summarizes the fixed, future minimum rental payments, excluding variable costs, for which the leases had commenced by December 31, 2025 with amounts discounted at lease commencement by our incremental borrowing rates to calculate the lease liabilities of the Company’s leases:

As of December 31, 2025
2026	147,625
2027	1,059,748
2028	1,329,874
2029	1,343,173
2030	1,356,605
Thereafter	30,448,443
Total undiscounted rental payments	$35,685,468
Less: imputed interest	(22,399,981)
Total lease liability	$13,285,487